Summary of significant accounting policies (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Accounts receivable, net
Allowance for doubtful accounts	¥ 16,988,000	¥ 11,525,000
Nonrecourse securitization debt
Consumer credit receivables financial assets derecognized	8,000,000,000
Proceeds from financial assets sold and derecognized through sales type arrangements	8,000,000,000	¥ 0	¥ 0
Accounts receivables
Nonrecourse securitization debt
Collateralized amount	11,701,973,000		10,745,565,000
Consumer credit receivables financial assets derecognized	5,693,223,000
Loans
Nonrecourse securitization debt
Collateralized amount	4,512,764,000		¥ 2,756,762,000
Consumer credit receivables financial assets derecognized	¥ 2,306,777,000
Nonrecourse securitization debt
Nonrecourse securitization debt
Weighted average interest rate	5.33%		4.49%
Minimum
Land use rights, net
Estimated useful lives (in years)	34 years
Maximum
Land use rights, net
Estimated useful lives (in years)	70 years
JD Baitiao | Accounts receivables
Accounts receivable, net
Allowance for doubtful accounts	¥ 0
Strategic Cooperation Agreement
Intangible assets, net
Estimated useful lives (in years)	5 years
Non-compete Agreement | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Non-compete Agreement | Maximum
Intangible assets, net
Estimated useful lives (in years)	8 years
Technology | Minimum
Intangible assets, net
Estimated useful lives (in years)	2 years
Technology | Maximum
Intangible assets, net
Estimated useful lives (in years)	7 years
Domain names and trademark | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Domain names and trademark | Maximum
Intangible assets, net
Estimated useful lives (in years)	20 years
Others | Minimum
Intangible assets, net
Estimated useful lives (in years)	2 years
Others | Maximum
Intangible assets, net
Estimated useful lives (in years)	10 years